Earnings per share - Schedule of Earnings per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Net income / (loss)	SFr 79,600	SFr 57,700	SFr (170,200)
Class A shares
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	284,262,802	282,195,495	264,171,208
Number of shares with dilutive effects (in shares)	3,306,122	2,354,500	0
Weighted number of outstanding shares (diluted and undiluted) (in shares)	287,568,924	284,549,995	264,171,208
Net income / (loss)	SFr 70,900	SFr 51,400	SFr (156,000)
Basic EPS (CHF) (in CHF per share)	SFr 0.25	SFr 0.18	SFr (0.59)
Diluted EPS (CHF) (in CHF per share)	SFr 0.25	SFr 0.18	SFr (0.59)
Class B
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	345,437,500	345,437,500	241,333,048
Number of shares with dilutive effects (in shares)	11,446,403	6,891,423	0
Weighted number of outstanding shares (diluted and undiluted) (in shares)	356,883,903	352,328,923	241,333,048
Net income / (loss)	SFr 8,600	SFr 6,300	SFr (14,200)
Basic EPS (CHF) (in CHF per share)	SFr 0.02	SFr 0.02	SFr (0.06)
Diluted EPS (CHF) (in CHF per share)	SFr 0.02	SFr 0.02	SFr (0.06)